12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2021
Notes
12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The non-cash transactions during the years ended December 31, 2021, 2020 and 2019 were as follows:

•$Nil (2020 - $Nil; 2019 - $10,996) in mineral exploration expenses was related to depreciation; and

•As at December 31, 2021, a total of $Nil (2020 - $1,805; 2019 - $Nil) in share issue costs were included in accounts payable and accrued liabilities and $74,550 (2020 - $74,550; 2019 - $77,800) were included in due to related parties.